Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Equipment, Net [Abstract]
Office equipment and furniture	$ 199,977	$ 180,007
Automobiles	60,733	61,042
Leasehold improvement	117,124	183,526
Subtotal	377,874	424,575
Less: accumulated depreciation	(320,237)	(301,280)
Property and equipment, net	$ 57,637	$ 123,295